Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	$ 4,831,256	$ 4,938,959	$ 5,153,896
Service Other
Disaggregation of Revenue [Line Items]
Revenue	766,478
Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	1,904,820
lottery management agreements
Disaggregation of Revenue [Line Items]
Revenue	129,104
Machine Gaming
Disaggregation of Revenue [Line Items]
Revenue	1,245,912
Product
Disaggregation of Revenue [Line Items]
Revenue	784,942	802,403	778,310
Service
Disaggregation of Revenue [Line Items]
Revenue	4,046,314	$ 4,136,556	$ 4,375,586
Lottery Machine
Disaggregation of Revenue [Line Items]
Revenue	100,651
Gaming Machine
Disaggregation of Revenue [Line Items]
Revenue	454,788
Systems and Other
Disaggregation of Revenue [Line Items]
Revenue	229,503
North America Gaming and Interactive
Disaggregation of Revenue [Line Items]
Revenue	1,003,169
North America Gaming and Interactive | Service Other
Disaggregation of Revenue [Line Items]
Revenue	204,029
North America Gaming and Interactive | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	0
North America Gaming and Interactive | lottery management agreements
Disaggregation of Revenue [Line Items]
Revenue	0
North America Gaming and Interactive | Machine Gaming
Disaggregation of Revenue [Line Items]
Revenue	420,447
North America Gaming and Interactive | Product
Disaggregation of Revenue [Line Items]
Revenue	378,693
North America Gaming and Interactive | Service
Disaggregation of Revenue [Line Items]
Revenue	624,476
North America Gaming and Interactive | Lottery Machine
Disaggregation of Revenue [Line Items]
Revenue	0
North America Gaming and Interactive | Gaming Machine
Disaggregation of Revenue [Line Items]
Revenue	261,696
North America Gaming and Interactive | Systems and Other
Disaggregation of Revenue [Line Items]
Revenue	116,997
North America Lottery
Disaggregation of Revenue [Line Items]
Revenue	1,191,902
North America Lottery | Service Other
Disaggregation of Revenue [Line Items]
Revenue	53,645
North America Lottery | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	828,641
North America Lottery | lottery management agreements
Disaggregation of Revenue [Line Items]
Revenue	129,104
North America Lottery | Machine Gaming
Disaggregation of Revenue [Line Items]
Revenue	99,679
North America Lottery | Product
Disaggregation of Revenue [Line Items]
Revenue	80,833
North America Lottery | Service
Disaggregation of Revenue [Line Items]
Revenue	1,111,069
North America Lottery | Lottery Machine
Disaggregation of Revenue [Line Items]
Revenue	80,405
North America Lottery | Gaming Machine
Disaggregation of Revenue [Line Items]
Revenue	0
North America Lottery | Systems and Other
Disaggregation of Revenue [Line Items]
Revenue	428
International
Disaggregation of Revenue [Line Items]
Revenue	819,983
International | Service Other
Disaggregation of Revenue [Line Items]
Revenue	159,047
International | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	282,864
International | lottery management agreements
Disaggregation of Revenue [Line Items]
Revenue	0
International | Machine Gaming
Disaggregation of Revenue [Line Items]
Revenue	53,586
International | Product
Disaggregation of Revenue [Line Items]
Revenue	324,486
International | Service
Disaggregation of Revenue [Line Items]
Revenue	495,497
International | Lottery Machine
Disaggregation of Revenue [Line Items]
Revenue	20,246
International | Gaming Machine
Disaggregation of Revenue [Line Items]
Revenue	193,092
International | Systems and Other
Disaggregation of Revenue [Line Items]
Revenue	111,148
Italy
Disaggregation of Revenue [Line Items]
Revenue	1,815,479
Italy | Service Other
Disaggregation of Revenue [Line Items]
Revenue	349,034
Italy | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	793,315
Italy | lottery management agreements
Disaggregation of Revenue [Line Items]
Revenue	0
Italy | Machine Gaming
Disaggregation of Revenue [Line Items]
Revenue	672,200
Italy | Product
Disaggregation of Revenue [Line Items]
Revenue	930
Italy | Service
Disaggregation of Revenue [Line Items]
Revenue	1,814,549
Italy | Lottery Machine
Disaggregation of Revenue [Line Items]
Revenue	0
Italy | Gaming Machine
Disaggregation of Revenue [Line Items]
Revenue	0
Italy | Systems and Other
Disaggregation of Revenue [Line Items]
Revenue	930
Other Segments
Disaggregation of Revenue [Line Items]
Revenue	723
Other Segments | Service Other
Disaggregation of Revenue [Line Items]
Revenue	723
Other Segments | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	0
Other Segments | lottery management agreements
Disaggregation of Revenue [Line Items]
Revenue	0
Other Segments | Machine Gaming
Disaggregation of Revenue [Line Items]
Revenue	0
Other Segments | Product
Disaggregation of Revenue [Line Items]
Revenue	0
Other Segments | Service
Disaggregation of Revenue [Line Items]
Revenue	723
Other Segments | Lottery Machine
Disaggregation of Revenue [Line Items]
Revenue	0
Other Segments | Gaming Machine
Disaggregation of Revenue [Line Items]
Revenue	0
Other Segments | Systems and Other
Disaggregation of Revenue [Line Items]
Revenue	$ 0